Other Net Non Operating Income	12 Months Ended
Dec. 31, 2017
Other Nonoperating Income (Expense) [Abstract]
Other Net Non Operating Income

41.	OTHER NET NON-OPERATING INCOME

(1)	Details of gain or loss on valuation of investments in joint ventures and associates are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2015	2016	2017
Gain on valuation	41,363	36,757	83,506
Loss on valuation	(55,176)	(55,091)	(70,117)
Impairment loss	(56,311)	(1,173)	(114,903)

Total	(70,124)	(19,507)	(101,514)

(2)	Other non-operating income and expense recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2015	2016	2017
Other non-operating income	272,610	132,272	84,361
Other non-operating expense	(102,126)	(133,582)	(190,083)

Total	170,484	(1,310)	(105,722)

(3)	Other non-operating incomes recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2015	2016	2017
Rental fee income	8,225	7,291	6,973
Gains on disposal of investment in joint ventures and associates	61,653	23,457	39,932
Gains on disposal of premises and equipment and other assets	6,814	1,885	5,028
Reversal of impairment loss on premises and equipment and other assets	539	3,581	666
Others(*)	195,379	96,058	31,762

Total	272,610	132,272	84,361

(*)	Others include the receipt of guaranteed payment, which was amounting to 132,784 million Won, during the year ended December 31, 2015 that the Group received in accordance with the final irrevocable verdict for the payment of commitment (Note 44).

(4)	Other non-operating expenses recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2015	2016	2017
Depreciation on investment properties	3,806	3,762	3,902
Interest expenses of rent leasehold deposits	688	496	459
Losses on disposal of investment in joint ventures and associates	10	15,060	38,713
Losses on disposal of premises and equipment and other assets	2,707	9,718	9,994
Impairment losses on premises and equipment and other assets	2,990	1,936	390
Donation	46,266	43,939	98,132
Others	45,659	58,671	38,493

Total	102,126	133,582	190,083